CONSOLIDATED STATEMENTS OF CASH FLOWS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	₽ 24,149	$ 326.9	₽ 11,199	₽ 44,258
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	13,862	187.6	12,164	9,833
Amortization of intangible assets	3,825	51.8	2,613	2,304
Amortization of contents assets	3,013	40.8	1,167	184
Operating lease right-of-use assets amortization and the lease liability accretion	9,643	130.5	9,195	5,466
Amortization of debt discount and issuance costs	1,667	22.6		728
Share-based compensation expense	15,728	212.9	9,855	6,552
Deferred income tax (benefit)/expense	685	9.3	1,845	(2,264)
Foreign exchange (gains)/losses	(2,835)	(38.4)	1,294	(1,169)
Effect of deconsolidation/consolidation of Yandex.Market	(19,230)	(260.3)		(28,244)
Goodwill impairment			762
Loss from equity method investments	2,175	29.4	3,886	194
Other	1,166	15.8	355	(63)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(6,333)	(85.7)	(3,469)	(4,705)
Prepaid expenses and other assets	(5,607)	(76.0)	(5,242)	(5,352)
Inventory	(1,501)	(20.3)	(543)	(225)
Accounts payable and accrued liabilities	(3,674)	(49.7)	991	719
Deferred revenue	2,617	35.4	786	479
Content assets	(7,300)	(98.8)	(4,451)	(575)
Content liabilities	554	7.5	1,972	92
Net cash from operating activities	32,604	441.3	44,379	28,212
CASH FLOWS PROVIDED BY/(USED IN) INVESTING ACTIVITIES
Purchases of property and equipment and intangible assets	(24,551)	(332.3)	(20,543)	(28,323)
Proceeds from sale of property and equipment	106	1.4	44	235
Acquisitions of businesses, net of cash acquired	(33,798)	(457.5)	(347)	19,844
Investments in non-marketable equity securities	(15)	(0.2)	(72)	(155)
Proceeds from sale of equity securities			4,612	34
Investments in term deposits	(364,894)	(4,939.3)	(90,975)	(55,592)
Maturities of term deposits	303,286	4,105.4	57,967	92,469
Loans granted, net of proceeds from repayments	(81)	(1.1)	178	(372)
Deconsolidation of cash and cash equivalents of Yandex.Market				(2,181)
Net cash provided by/(used in) investing activities	(119,947)	(1,623.6)	(49,136)	25,959
CASH FLOWS (USED IN)/PROVIDED BY FINANCING ACTIVITIES:
Proceeds from exercise of share options	1,176	15.9	156	115
Repurchases of share options	(828)	(11.2)	(88)
Purchase of redeemable noncontrolling interests	(3,213)	(43.5)	(747)
Purchase of non-redeemable noncontrolling interests	(1,709)	(23.1)
Proceeds from sale of noncontrolling interests			20
Ordinary shares issuance costs	(96)	(1.3)
Proceeds from overdraft borrowings	397	5.4
Repayment of convertible debt				(21,281)
Repurchases of ordinary shares	(10,165)	(137.6)	(1,422)	(10,085)
Proceeds from issuance of convertible debt	82,046	1,110.6
Proceeds from issuance of ordinary shares	72,650	983.4
Payment for contingent consideration	(63)	(0.9)	(91)	(1,504)
Payment for finance leases	(374)	(5.1)	(240)	(3)
Other financing activities	(145)	(1.9)	18	(46)
Net cash (used in)/provided by financing activities	139,676	1,890.7	(2,394)	(32,804)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	23,660	320.2	(5,282)	4,288
Net change in cash and, cash equivalents, and restricted cash and cash equivalents	75,993	1,028.6	(12,433)	25,655
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	56,453	764.2	68,886	43,231
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	132,446	1,792.8	56,453	68,886
RECONCILIATION OF CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AND CASH EQUIVALENTS:
Cash and cash equivalents, beginning of period	56,415	763.6	68,798	42,662
Restricted cash and cash equivalents, beginning of period	38	0.6	88	569
Cash and cash equivalents, end of period	132,398	1,792.2	56,415	68,798
Restricted cash and cash equivalents, end of period	48	0.6	38	88
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	12,399	167.8	11,183	8,874
Cash paid for acquisitions	40,030	541.9	351	956
Convertible notes coupon paid	346	4.7		112
Interest paid for finance leases	113	1.5
Operating cash flows from operating leases	10,790	146.1	9,199	5,475
Right-of-use assets obtained in exchange for operating lease obligations	6,190	83.8	12,233	7,235
Settlement of loans granted and interest receivable through acquisition				795
Acquired property and equipment and intangible assets not yet paid for	1,475	20.0	1,240	693
Right-of-use assets obtained in exchange for finance lease obligations	₽ 3,612	$ 48.9	₽ 1,568	₽ 113